CONGRESS MID CAP GROWTH FUND
Retail Class – Ticker: CMIDX
Institutional Class – Ticker: IMIDX
CONGRESS LARGE CAP GROWTH FUND
Retail Class – Ticker: CAMLX
Institutional Class – Ticker: CMLIX
CONGRESS SMALL CAP GROWTH FUND
Retail Class – Ticker: CSMVX
Institutional Class – Ticker: CSMCX
(the "Funds")

a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated January 14, 2022 to the
Statement of Additional Information (“SAI”) dated February 28, 2021

Per the Trust’s retirement policy, Wally C. Cook and Carl F. Froebel have retired from their positions as Independent Trustees of the Trust, effective December 31, 2021.

At a meeting of the Trust’s Nominating and Governance Committee held on November 18, 2021, the Committee, which consists solely of Trustees who are not “interested persons” of the Trust (“Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), recommended, and the full Board has approved, Ms. Cynthia M. Fornelli for appointment as an additional Trustee of the Trust to fill the vacancies caused by Messrs. Carl F. Froebel and Wally C. Cook’s retirements, effective January 1, 2022.

Additionally, effective December 11, 2021, Aaron J. Perkovich resigned from his role as Vice President, Treasurer and Principal Financial and Accounting Officer of the Trust. All references in the SAI to Mr. Perkovich should be disregarded. The Board of Trustees has approved, by written consent dated December 11, 2021, the election of Mr. Craig Benton as the new Vice President, Treasurer and Principal Financial and Accounting Officer of the Trust. Accordingly, the following sections of the SAI have been revised to include updated information.

The table in the section entitled “Trustees and Executive Officers” beginning on page 14 of the Fund’s SAI is hereby deleted and replaced with the following:

Name, Address And Age	Position with the Trust	Term of Office(2) and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Independent Trustees of the Trust(1)
Kathleen T. Barr (born 1955) c/o U.S. Bank Global Fund Services 615 East Michigan St. Milwaukee, WI 53202	Trustee	Indefinite Term; Since November 2018.	Retired; Chair of the Governing Council, Independent Directors Council (since 2020); formerly, President, owner of a registered investment adviser, Productive Capital Management, Inc. (2010 to 2013); formerly, Chief Administrative Officer, Senior Vice President and Senior Managing Director of Allegiant Asset Management Company (merged with PNC Capital Advisors, LLC in 2009) ; formerly, Chief Administrative Officer, Chief Compliance Officer and Senior Vice President of PNC Funds and PNC Advantage Funds (f/k/a Allegiant Funds) (registered investment companies).	3	Independent Director, Muzinich BDC, Inc. (2019 to present); Independent Trustee for the William Blair Funds (2013 to present) (20 series).
Eric W. Falkeis (born 1973) c/o U.S. Bank Global Fund Services 615 East Michigan St. Milwaukee, WI 53202	Trustee Chairperson	Indefinite Term; Since September 2011. Indefinite Term; Since August 2019.	Chief Executive Officer, Tidal ETF Services LLC (2018 to present); formerly, Chief Operating Officer, Direxion Funds (2013 to 2018); Formerly, Senior Vice President and Chief Financial Officer (and other positions), U.S. Bancorp Fund Services, LLC (1997 to 2013)	3
Independent Director, Muzinich BDC, Inc. (August 2019 to present); Interested Trustee, Tidal ETF Trust (2018 to Present) (22 series); Former Interested Trustee, Direxion Funds (22 series), Direxion Shares ETF Trust (112 series) and Direxion Insurance Trust (2013 to 2018).

Steven J. Paggioli (born 1950) c/o U.S. Bank Global Fund Services 615 East Michigan St. Milwaukee, WI 53202	Trustee	Indefinite Term; Since May 1991.	Consultant; formerly, Executive Vice President, Investment Company Administration, LLC (mutual fund administrator).	3	Independent Director, Muzinich BDC, Inc. (August 2019 to present); Independent Trustee, AMG Funds (1993 to present) (42 series); Advisory Board Member, Sustainable Growth Advisers, LP.

Ashi S. Parikh (born 1966) c/o U.S. Bank Global Fund Services 615 East Michigan St. Milwaukee, WI 53202	Trustee	Indefinite Term; Since June 2020.	Investment professional; formerly, Chief Executive and Chief Investment Officer and various other positions, RidgeWorth Investments, LLC (global investment management firm) (2006- 2017); formerly, Chief Investment Officer Institutional Growth Equities, Eagle Asset Management (financial advisor); formerly Sr. Managing Director, Growth Equities, Banc One Investment Advisors (financial advisor).	3
Board of Directors Member, Investment Working Group, The Ohio State University Endowments and Foundation (2016-present); Board of Directors, World Methodist Council, Investment Committee (2018-present); Independent Trustee, PNC Funds (2018-2019) (32 series); Interested Trustee, RidgeWorth Funds (2014-2017) (35 series)

Cynthia M. Fornelli (born 1960 ) c/o U.S. Bank Global Fund Services 615 East Michigan St. Milwaukee, WI 53202	Trustee	Indefinite Term; Since January 2022.	Independent Director of TriplePoint Venture Growth BDC Corp. (2019 to present); Retired: formerly, Executive Director of the Center for Audit Quality (2007-2019); formerly, Senior Vice President of Regulatory Conflicts Management at Bank of America (2005-2007); formerly, Deputy Director, Division of Investment Management with the U.S. Securities and Exchange Commission (1998-2005).	3	Independent Director, TriplePoint Private Venture Credit, Inc. (2020-present)

Officers of the Trust
Jason F. Hadler (born 1975) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	President & Principal Executive Officer	Indefinite Term: Since September 2021.	Senior Vice President and Head of Fund Services Fund Administration Department, U.S. Bank Global Fund Services (fund administrative services firm) since December 2003.	Not applicable.	Not applicable.
Carl G. Gee, Esq. (born 1990) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Secretary & Vice President	Indefinite Term: Since February 2021.
Assistant Vice President, U.S. Bank Global Fund Services (fund administrative services firm) since August 2016; Summer Associate, Husch Blackwell LLP (law firm) (2015); Law Clerk, Brady Corporation (global printing systems, labels and safety products company) (2014-2015).
				Not applicable.	Not applicable.
Craig Benton (born 1985) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Treasurer & Vice President	Indefinite Term: Since December 2021.	Assistant Vice President, U.S. Bank Global Fund Services (fund administrative services firm) since November 2007.	Not applicable.	Not applicable.

Melissa Breitzman (born 1983) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term: Since August 2016.	Assistant Vice President, U.S. Bank Global Fund Services (fund administrative services firm) since June 2005.	Not applicable.	Not applicable.
Cory Akers (born 1978) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term: Since August 2017.	Assistant Vice President, U.S. Bank Global Fund Services (fund administrative services firm) since October 2006.	Not applicable.	Not applicable.
Donna Barrette (born 1966) U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Vice President Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term: Since July 2011	Senior Vice President and Compliance Officer, U.S. Bank Global Fund Services (fund administrative services firm) since August 2004.	Not applicable.	Not applicable.
1.    All Trustees of the Trust are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”).
2.    Under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 78 (or, in the case of a Trustee who was over the age of 78 at the time the retirement policy was adopted in 2019, December 31, 2021).
3.    The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series.

The Trustee Attributes on page 19 of the SAI have been revised to include the following:

Ms. Fornelli’s Trustee Attributes include her substantial governance, legal, regulatory and business experience, including her role as an Independent Director of TriplePoint Venture Growth BDC Corp and TriplePoint Private Venture Credit, Inc. She has broad leadership experience in strategy formulation, corporate governance and risk management. She has executive experience as the Executive Director of Center for Audit Quality (2007-2019), Senior Vice President of Regulatory and Conflicts Management at Bank of America (2005-2007) and Deputy Director, Division of Investment Management with the US Securities and Exchange Commission (1998-2005). Ms. Fornelli has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Ms. Fornelli’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Trustee Ownership table on page 21 of the SAI has been revised as follows:

The following table shows the amount of shares in the Funds and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2020.

Name	Dollar Range of Congress Mid Cap Growth Fund Shares	Dollar Range of Congress Large Cap Growth Fund Shares	Dollar Range of Congress Small Cap Growth Fund Shares	Aggregate Dollar Range of Fund Shares in the Trust
Kathleen T. Barr	None	None	None	Over $100,000
Wallace L. Cook	None	None	None	Over $100,000
Eric W. Falkeis	$10,001-$50,000	$10,001-$50,000	None	Over $100,000
Carl A. Froebel	None	None	None	None
Steven J. Paggioli	None	None	None	Over $100,000
Ashi S. Parikh	None	None	None	None
Cynthia M. Fornelli	None	None	None	None

The Trustee Compensation Table on page 21 of the SAI has been revised as follows:

Set forth below is the rate of compensation the following Independent Trustees received from the Funds for the fiscal year ended October 31, 2020.

Name of Person/Position	Congress Mid Cap Growth Fund	Congress Large Cap Growth Fund	Congress Small Cap Growth Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex(1) Paid to Trustees
Kathleen T. Barr, Trustee	$5,708	$3,489	$2,683	None	None	$135,571
Wallace L. Cook(2), Trustee	$5,708	$3,489	$2,683	None	None	$135,571
Eric W. Falkeis, Trustee	$6,485	$4,266	$3,459	None	None	$157,122
Carl A. Froebel(2), Trustee	$5,708	$3,489	$2,683	None	None	$135,571
Steve J. Paggioli, Trustee	$5,708	$3,489	$2,683	None	None	$135,571
Ashi S. Parikh, Trustee	$4,282	$2,637	$2,021	None	None	$101,821
Cynthia M. Fornelli(3), Trustee	None	None	None	None	None	None
(1)There are currently numerous unaffiliated portfolios comprising the Trust. The term “Fund Complex” applies only to the Funds. For the fiscal period ended October 31, 2020, Trustees’ fees and expenses in the amount of $801,227 were incurred by the Trust.
(2)Mr. Cook and Mr. Froebel retired as of December 31, 2021.
(3)Prior to her appointment, Ms. Fornelli was paid as a consultant to the Trust between January 1, 2021 through January 1, 2022.
(1)

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Please retain this supplement with your SAI.